SUBSEQUENT EVENTS SUBSEQUENT EVENTS (Details) number in Millions, $ in Millions	Jan. 05, 2018 USD ($) drilling_unit	May 11, 2017	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Deposit made for acquisition of rigs			$ 7.7
Auction Bid Price		30.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Rigs Purchased at Auction | drilling_unit	2
P-59 and P60 Rigs [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Price of Rigs Won at Auction	77.0
P-60 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Price of Rigs Won at Auction	38.5
P-59 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Price of Rigs Won at Auction	38.5